Note 13 - Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of deferred tax asset
	June 30,	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carry forwards	$5,085,500	$4,515,000

Net deferred tax assets before valuation allowance	5,085,500	4,515,000
Less: Valuation allowance	(5,085,500)	(4,515,000)
Net deferred tax assets	$–	$–

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$4,821,950	$4,515,000

Net deferred tax assets before valuation allowance	$4,821,950	$4,515,000
Less: Valuation allowance	(4,821,950	(4,515,000)
Net deferred tax assets	$–	$–

Reconciliation income tax benefit
	June 30,	December 31,
	2013	2012

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

	December 31,
	2012	2011

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)